SUBSEQUENT EVENTS - Senior Secured Notes (Details)						6 Months Ended		12 Months Ended
	Aug. 07, 2026 USD ($) item shares	Mar. 24, 2026 USD ($)	Mar. 16, 2026 USD ($)	Feb. 06, 2026 USD ($)	Sep. 19, 2024	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 12, 2024
SUBSEQUENT EVENTS
Proceeds form the issuance of debt						$ 4,766,878	$ 735,000	$ 2,706,658	$ 6,515,160
Term					1 year
Public Warrants expiration term										30 days
Maximum
SUBSEQUENT EVENTS
Term						1 year
Subsequent events | Post expiration of related share lock-in
SUBSEQUENT EVENTS
Term	12 months
Subsequent events | Senior secured notes
SUBSEQUENT EVENTS
Principal amount	$ 5,635,000
Proceeds form the issuance of debt	$ 5,000,000
Number of notes | item	2
Term	30 days
Dividend rate	10.00%
Public Warrants expiration term	5 years
Percentage of warrants to combined principal	50.00%
Subsequent events | Notes 1
SUBSEQUENT EVENTS
Proceeds form the issuance of debt	$ 2,500,000
Percentage rate of the original issue discount	10.00%
Interest rate (in percent)	10.00%
Term	12 months
Subsequent events | Notes 1 | Post expiration of related share lock-in
SUBSEQUENT EVENTS
Term	30 days
Subsequent events | Notes 1 | Blue Cloud
SUBSEQUENT EVENTS
Number of collateral shares | shares	160,000,000
Subsequent events | Notes 2
SUBSEQUENT EVENTS
Proceeds form the issuance of debt	$ 2,500,000
Percentage rate of the original issue discount	12.50%
Interest rate (in percent)	12.50%
Term	12 months
Subsequent events | Institutional convertible notes
SUBSEQUENT EVENTS
Debt expected prepayment	$ 2,600,000
Subsequent events | Shareholder loans
SUBSEQUENT EVENTS
Debt expected prepayment	650,000
Subsequent events | Merchant cash advances
SUBSEQUENT EVENTS
Principal amount		$ 350,000	$ 650,000
Proceeds form the issuance of debt		$ 335,738	$ 428,400	$ 200,000
Debt expected prepayment	$ 550,000